Shareholders Equity (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended					12 Months Ended
	Mar. 05, 2021 $ / shares shares	Feb. 17, 2021 ARS ($) $ / shares shares	Mar. 14, 2019 ARS ($)	Mar. 14, 2019 $ / shares	Dec. 05, 2018 ARS ($)	Jun. 30, 2023 ARS ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	May 10, 2023 $ / shares	Apr. 27, 2023 ARS ($)	Nov. 11, 2022 ARS ($) $ / shares	Oct. 28, 2022 USD ($) shares	Sep. 21, 2022 shares	Jul. 22, 2022 USD ($) $ / shares	Jun. 30, 2021 $ / shares	Feb. 17, 2021 $ / shares	Jun. 30, 2020	Oct. 30, 2019 ARS ($)	Dec. 05, 2018 $ / shares	Jun. 30, 2018 ARS ($)
Statement [Line Items]
Reserve | $																			$ 993,000,000
Ordinary share capital				10.00%														10.00%
Dividend payable in cash									$ 9,500,000,000		$ 3,100
Share premium percentage											0.96%
Special reserve | $						$ 34,230
Treasury shares distributed to the shareholders											13,000,000
Average volume				25.00%														25.00%
Profit of legal reserve, percentage																5.00%
Total capital of legal reserve, percentage																20.00%
Treasury Shares [Member]
Statement [Line Items]
Ordinary share capital										10.00%			10.00%
Common shares acquisition value										$ 4,000,000,000			$ 1,000
Common shares acquisition price per share | (per share)						$ 1		$ 425		$ 6.50			$ 7.00
Common shares acquired												5,676,603
Common shares acquisition percentage rate						78.51%						99.00%
Share capital percentage												0.96%
Common stocks shares acquired during period						12,670,512	12,670,512
Common stocks shares acquired during period, value | $							$ 3,140
Average volume										25.00%			25.00%
Top Of Range [Member]
Statement [Line Items]
Common shares, per share | $ / shares				$ 15.50														$ 15.50
Ordinary share [Member]
Statement [Line Items]
Ordinary share | $		$ 1,000,000
Common shares, per share | $ / shares														$ 1
Public offering shares		90,000,000
Common shares issued	90,000,000	90,000,000
Pre-emptive right amount, new shares	87,264,898
Shares offered percentage	97.00%
Acquisition of treasury shares | $			$ 429,000,000		$ 429,000,000
American depositary shares | $ / shares		$ 4.72		$ 10
Subscription price per shares | $ / shares															$ 0.472
Right to accrue additional new shares	26,017,220
Shares were issued, new	2,735,102
Exercise acquire new shares	90,000,000
Exercise price per shares | $ / shares	$ 0.566
Maturity of shares	5 years
Funds recieved of shares | $						$ 7,612,000,000
Increasing capital stock shares						591,642,804,000,000	591,642,804,000,000
Net capital of treasury shares | $																	$ 499,000,000